Note 10 - Equity Method Investments (Tables)	6 Months Ended
Jun. 30, 2023
Notes Tables
Equity Method Investments [Table Text Block]
Entity	Vessel	Participation % June 30, 2023	Date Established /Acquired
Steadman Maritime Co.	-	49%	July 1, 2013
Smales Maritime Co. (*)	-	-	-
Geyer Maritime Co.	Arkadia	49%	May 18, 2015
Goodway Maritime Co.	Monemvasia (**)	49%	September 22, 2015

Equity Method Investments Summarized Financial Information [Table Text Block]
	December 31, 2022	June 30, 2023
Current assets	$11,697	$13,200
Non-current assets	91,471	6,804
Total assets	$103,168	$20,004

Current liabilities	$7,472	$1,532
Non-current liabilities	52,760	-
Total liabilities	$60,232	$1,532
	Six-month period ended June 30,
	2022	2023
Voyage revenue	$10,741	$10,738
Net income / (loss)	$1,585	$(2,321)